Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment information of the group
	Equipment and Engineering	Financial services	Consolidated
Revenue	$18,577,590	$2,525,524	$21,103,114
Gross profit	5,550,589	2,506,032	8,056,621
Interest expenses	(158,119)	-	(158,119)
Depreciation and amortization	(983,567)	(242,410)	(1,225,977)
Capital expenditures	(394,988)	-	(394,998)
Segment profit (loss)	1,270,684	1,469,306	2,739,990
Goodwill	-	11,074,864	11,074,864
Segment assets of December 31, 2019	$66,802,900	$17,996,357	$84,799,257